UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2017

Date of reporting period:  October 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments October 31, 2016 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 11.7%
Dollar General	190,607	$13,169,038
Lowe's Companies	204,094	13,602,865
Omnicom Group	215,782	17,223,719
		43,995,622
Consumer Staples - 20.4%
CVS Caremark	193,395	16,264,520
JM Smucker	71,927	9,444,734
Kroger	366,829	11,364,362
Philip Morris International	151,227	14,584,332
Procter & Gamble	109,330	9,489,844
Reynolds American	289,148	15,926,272
		77,074,064
Energy - 7.7%
Chevron	71,927	7,534,353
Occidental Petroleum	163,635	11,930,628
Royal Dutch Shell - ADR	196,002	9,762,860
		29,227,841
Financials - 12.5%
Aflac	147,451	10,154,950
Cullen/Frost Bankers	113,286	8,608,603
Marsh & McLennan Companies	226,571	14,362,336
State Street	203,195	14,266,321
		47,392,210
Health Care - 24.5%
Abbott Laboratories	253,544	9,949,066
AmerisourceBergen	133,965	9,420,419
Amgen	105,194	14,849,185
Baxter International	240,057	11,424,313
Becton, Dickinson & Co.	77,322	12,983,137
Gilead Sciences	147,451	10,856,817
Johnson & Johnson	67,432	7,821,438
UnitedHealth Group	107,891	15,248,235
		92,552,610
Industrials - 11.1%
3M	70,848	11,711,174
Illinois Tool Works	133,965	15,214,405
W.W. Grainger	71,927	14,969,447
		41,895,026
Information Technology - 7.9%
Automatic Data Processing	173,525	15,107,087
Microchip Technology	242,755	14,698,815
		29,805,902

Total Common Stocks		361,943,275
(Cost $358,048,065)

SHORT-TERM INVESTMENT - 4.7%
Invesco Treasury Portfolio, Institutional Class, 0.22% ^
(Cost $17,798,799)	17,798,799	17,798,799

Total Investments - 100.5%
(Cost $375,846,864)		379,742,074
Other Assets and Liabilities, Net- (0.5)%		(2,069,265)
Total Net Assets - 100.0%		$377,672,809

^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2016:
	Level 1	Level 2	Level 3	Total
Common Stocks	$361,943,275	$–	$–	$361,943,275
Short-Term Investment	17,798,799	–	–	17,798,799
Total Investments	$379,742,074	$–	$–	$379,742,074

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2016, the Fund recognized no transfers to/from any Levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows*:

Coho Relative Value Equity Fund

Cost of investments	$375,846,864

Gross unrealized appreciation	25,916,417
Gross unrealized depreciation	(22,021,207)
Net unrealized appreciation	$3,895,210

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  December 27, 2016

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  December 27, 2016